Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of goodwill - impairment analysis [line items]
Goodwill	$ 2,104,368,000	$ 971,939,000
Change through net exchange differences, goodwill	4,911,000
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Measurement period, cash flow projections	5 years
Cost to sell as a percentage of fair value, goodwill	2.50%
Terminal Value Multiple	800.00%
Forecast
Disclosure of goodwill - impairment analysis [line items]
Terminal Value Multiple	500.00%
Vend Limited
Disclosure of goodwill - impairment analysis [line items]
Additional recognition, goodwill	$ 293,664,000
NuORDER
Disclosure of goodwill - impairment analysis [line items]
Additional recognition, goodwill	300,516,000
Ecwid
Disclosure of goodwill - impairment analysis [line items]
Additional recognition, goodwill	$ 543,160,000